Condensed Consolidated Statement of Changes in Stockholders' Deficit - USD ($)	Common Stock [Member]	Stockholder Member Deficit [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance – January 1, 2021 partnership equity at Dec. 31, 2020		$ (7,795,669)
Beginning balance, shares at Dec. 31, 2020
Net Loss		(2,233,384)
Contributions		72,082
Distributions		(1,257,079)
Balance – December 31, 2021 partnership equity at Dec. 31, 2021		(11,214,050)
Ending balance, shares at Dec. 31, 2021
Balance – December 31, 2022 at Dec. 31, 2021		(11,214,050)			(11,214,050)
Cumulative effective of changes in accounting principle		(414,373)			(414,373)
Conversion to C Corp	$ 216	11,628,423		(11,628,639)
Conversion to C Corp (in shares)	21,675,001
Net Loss				(9,390,353)	(9,390,353)
Conversion of Loans at IPO	$ 14		2,830,112		2,830,126
Conversion of Loans (in shares)	1,425,417
Sale of Common Stock (Net of Related Costs)	$ 34		10,198,514		10,198,548
Sale of Common Stock (Net of Related Costs) (in shares)	3,375,000
Warrant Expense Upon Issuance of Warrants			1,850,431		1,850,431
Stock Option Expense for Share-Based Compensation			600,037		751,776
Stock Compensation Expense Upon Issuance of Common Stock	$ 11		1,947,489		1,795,771
Stock Compensation Expense Upon Issuance of Common Stock (in shares)	1,116,500
Conversion of Loans post IPO	$ 1		299,999		300,000
Conversion of Loans post IPO, shares	100,000
Ending balance, shares at Dec. 31, 2022	27,691,918
Balance – December 31, 2022 at Dec. 31, 2022	$ 276		$ 17,726,592	$ (21,018,992)	$ (3,292,124)